Deposits - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Deposits received from executive officers, directors, and their related interests	$ 21.6	$ 21.9
Time Deposits, $250,000 or more	$ 49.7	$ 64.7